Samsung Commercial Agreement - Additional Information (Detail) - Jun. 04, 2014 - Samsung Commercial Agreement - Product	Total
Long-term Purchase Commitment [Line Items]
Minimum purchase commitment	1,000,000
Purchase commitment period	12 months
Purchase commitment period extension	3 months
Agreement term	2 years